Seward & Kissel LLP
901 K Street, N.W.
Suite 800
Washington, D.C.  20001

Telephone: (202) 737-8833
Facsimile: (202) 737-5184

December 29, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	AB Bond Fund, Inc.
- AB Performance Fee Series – International Bond Portfolio
File Nos. 2-48227 and 811-02383

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 156 under the Securities Act of 1933 and Amendment No. 134 under the Investment Company Act of 1940 to the Registration Statement on Form N‑1A of AB Bond Fund, Inc.  We are making this filing to register shares for the above referenced portfolio.
Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737‑8833.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King

Attachment
cc: Paul M. Miller